B4 Other operating income and expenses	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
B4 Other operating income and expenses

B4	Other operating income and expenses

Other operating income and expenses
	2020	2019	2018

Other operating income
Gains on sales of intangible assets and PP&E	64	115	30
Gains on sales of investments and operations 1)	347	1,119	105
Other operating income	750	1,116	362
Total other operating income	1,161	2,350	497

Other operating expenses
Losses on sales of intangible assets and PP&E	—	—	(17)
Losses on sales of investments and operations 1)	(488)	(422)	(330)
Write-down of goodwill 2)	—	—	(275)
Other operating expenses 3)	(11)	(11,638)	(43)
Total other operating expenses	(499)	(12,060)	(665)

1)	Includes divestments presented in note E2 “Business combinations.”
2)	For more information about the write-down of goodwill, see note C1 “Intangible assets.”
3)	Includes cost of SEK -10.7 billion in 2019 related to the resolution of the US SEC and DOJ investigations.